Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Revenues
Total Net Revenues		$ 132,981,531	$ 160,009,293	$ 209,981,306
Operating Expenses:
Cost of revenues		(131,718,522)	(156,738,018)	(203,738,021)
Fulfillment expenses		(2,002,101)	(3,022,120)	(3,699,690)
Marketing expenses		(4,634,649)	(7,770,819)	(8,795,340)
General and administrative expenses		(2,715,578)	(3,368,761)	(5,788,952)
Total operating expenses		(141,070,850)	(170,899,718)	(222,022,003)
Loss From Operations		(8,089,319)	(10,890,425)	(12,040,697)
Other Income (Expenses), net
Interest expense		(29,721)	(76,049)	(117,070)
Investment loss		(169,125)	(493,970)	(29,203)
Other income, net		313,597	75,627	235,025
Other Income (expense), net		114,751	(494,392)	88,752
Loss Before Income Taxes		(7,974,568)	(11,384,817)	(11,951,945)
Income Taxes Expense (Benefit)		28,076	135,116	(420,164)
Net Loss		(8,002,644)	(11,519,933)	(11,531,781)
Less: net income(loss) attributable to non-controlling interest		(38,485)	(52,791)	4,599
Net Loss Attributable to Ordinary Shareholders of Jowell Global Ltd.		$ (7,964,159)	$ (11,467,142)	$ (11,536,380)
Loss Per share – Basic (in Dollars per share)	[1]	$ (3.69)	$ (5.38)	$ (6.25)
Loss Per share –Diluted (in Dollars per share)	[1]	$ (3.69)	$ (5.38)	$ (6.25)
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	2,170,475	2,140,863	1,847,222
Weighted Average Shares Outstanding –Diluted (in Shares)	[1]	2,170,475	2,140,863	1,847,222
Net Loss		$ (8,002,644)	$ (11,519,933)	$ (11,531,781)
Other Comprehensive loss, net of tax
Foreign currency translation loss		(319,474)	(897,642)	(2,446,705)
Total Comprehensive loss		(8,322,118)	(12,417,575)	(13,978,486)
Less: comprehensive income (loss) attributable to non-controlling interest		(34,565)	(57,183)	3,695
Comprehensive Loss Attributable to Ordinary Shareholders of Jowell Global Ltd.		(8,287,553)	(12,360,392)	(13,982,181)
Third-Party
Net Revenues
Total Net Revenues		132,963,671	160,002,440	209,821,251
Related Party
Net Revenues
Total Net Revenues		$ 17,860	$ 6,853	$ 160,055

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).